BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
CONDENSED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100	100
Common Stock, Shares, Issued	100	100
Common Stock, Shares, Outstanding	100	100